Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 60.9%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	1,851,870	13,777,913
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	11,486,564	79,716,753
DWS Global Macro Fund "Institutional" (a)	3,587,411	40,645,364
DWS RREEF Global Infrastructure Fund "Institutional" (a)	4,428,907	74,405,646
DWS RREEF Real Estate Securities Fund "Institutional" (a)	2,004,913	43,847,455
Total Mutual Funds (Cost $236,585,166)		252,393,131

Exchange-Traded Funds 33.5%
iShares JPMorgan USD Emerging Markets Bond ETF	286,257	26,888,120
iShares Preferred & Income Securities ETF	584,595	17,724,920
State Street SPDR Bloomberg Convertible Securities ETF	683,509	62,554,744
State Street SPDR S&P Global Natural Resources ETF	57,000	4,256,190
VanEck JPMorgan EM Local Currency Bond ETF	289,002	7,256,840
Xtrackers RREEF Global Natural Resources ETF (b)	571,115	19,942,822
Total Exchange-Traded Funds (Cost $114,790,716)		138,623,636

Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 3.66% (a) (c) (Cost $11,168,094)	11,168,094	11,168,094

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $362,543,976)	97.1	402,184,861
Other Assets and Liabilities, Net	2.9	11,981,186
Net Assets	100.0	414,166,047
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Mutual Funds 60.9%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
13,944,223	270,534	—	—	(436,844)	270,532	—	1,851,870	13,777,913
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
70,677,397	1,393,388	4,000,000	(1,722,441)	13,368,409	1,393,388	—	11,486,564	79,716,753
DWS Floating Rate Fund "Institutional" (a)
38,661,767	—	38,721,795	(2,452,024)	2,512,052	—	—	—	—
DWS Global Macro Fund "Institutional" (a)
32,323,726	8,773,951	—	—	(452,313)	173,951	—	3,587,411	40,645,364
DWS RREEF Global Infrastructure Fund "Institutional" (a)
67,772,745	132,628	—	—	6,500,273	132,628	—	4,428,907	74,405,646
DWS RREEF Real Estate Securities Fund "Institutional" (a)
38,220,318	4,192,733	—	—	1,434,404	192,733	—	2,004,913	43,847,455

Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Exchange-Traded Funds 4.8%
Xtrackers RREEF Global Natural Resources ETF (b)
19,890,021	—	3,528,311	596,907	2,984,205	65,278	—	571,115	19,942,822
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 3.66% (a) (c)
2,058,401	40,923,045	31,813,352	—	—	222,946	—	11,168,094	11,168,094
283,548,598	55,686,279	78,063,458	(3,577,558)	25,910,186	2,451,456	—	35,098,874	283,504,047

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	The rate shown is the annualized seven-day yield at period end.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$252,393,131	$—	$—	$252,393,131
Exchange-Traded Funds	138,623,636	—	—	138,623,636
Short-Term Investments	11,168,094	—	—	11,168,094
Total	$402,184,861	$—	$—	$402,184,861
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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